Schedule of condensed statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (4,674)	$ (10,068)	$ (7,281)
Net cash generated from investing activities	(44)	(108)	137
Net cash generated from financing activities	2,492	10,475	7,249
Net increase/(decrease) in cash, cash equivalents and restricted cash:	(2,205)	353	49
Cash, cash equivalents and restricted cash at the beginning of period	2,473	2,120	2,071
Cash, cash equivalents and restricted cash at the end of the period	268	2,473	2,120
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(3,651)	(7,703)
Net cash generated from investing activities
Net cash generated from financing activities	2,343	9,029
Net increase/(decrease) in cash, cash equivalents and restricted cash:	(1,308)	1,326
Cash, cash equivalents and restricted cash at the beginning of period	1,326
Cash, cash equivalents and restricted cash at the end of the period	$ 18	$ 1,326